UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 12-31-2009

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Tortola, MBA
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Tortola           Manchester, MA      10/28/2009

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: $77,799,981

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                 Title                                    Shares/ Put/Invstmt  Other    Voting Authority
Name of Issuer                   of Class CUSIP     Market Value  Shares  PRN     CallDiscret. Managers Sole   Share   None

3M Co                            Common   88579Y101 $2,195,375    26,555  SH          Sole                             26,555
Abbott Laboratories              Common   002824100 $230,537      4,270   SH          Sole                             4,270
Accenture PLC                    Common   G1151C101 $1,469,555    35,410  SH          Sole                             35,410
AMEX Energy Sector SPDR          Common   81369y506 $1,226,114    21,507  SH          Sole                             21,507
Amgen Inc.                       Common   031162100 $205,349      3,630   SH          Sole                             3,630
AT&T Corp                        Common   00206r102 $465,129      16,593  SH          Sole                             16,593
Automatic Data Processing, Inc.  Common   053015103 $1,297,189    30,294  SH          Sole                             30,294
Baxter International, Inc,       Common   071813109 $239,297      4,078   SH          Sole                             4,078
Berkshire Hathaway Inc. Class B  Common   084670702 $1,265,110    385     SH          Sole                             385
Boston Properties, Inc.          Common   101121101 $394,707      5,885   SH          Sole                             5,885
BP p.l.c. ADR                    Common   055622104 $210,436      3,630   SH          Sole                             3,630
Broadridge Financial Solutions InCommon   11133t103 $820,778      36,382  SH          Sole                             36,382
Canadian Natural Resources Ltd.  Common   136385101 $721,299      10,025  SH          Sole                             10,025
Chevron Corp                     Common   166764100 $1,365,033    17,730  SH          Sole                             17,730
Cisco Systems, Inc.              Common   17275r102 $1,435,395    59,958  SH          Sole                             59,958
Clorox Company                   Common   189054109 $1,617,110    26,510  SH          Sole                             26,510
Coca-Cola Company                Common   191216100 $2,427,967    42,595  SH          Sole                             42,595
Colgate-Palmolive Company        Common   194162103 $1,659,512    20,201  SH          Sole                             20,201
Comcast Corporation              Common   20030n200 $1,319,000    82,386  SH          Sole                             82,386
ConocoPhillips                   Common   20825C104 $554,773      10,863  SH          Sole                             10,863
Covidien PLC                     Common   G2554F105 $1,050,142    21,928  SH          Sole                             21,928
CVS Caremark Corp                Common   126650100 $1,953,580    60,651  SH          Sole                             60,651
Diamonds Trust Series 1          Common   252787106 $224,687      2,159   SH          Sole                             2,159
Dreyfus Municipal Income Inc.    Common   26201r102 $84,800       10,000  SH          Sole                             10,000
Elements S&P Commodity Trends IndCommon   4042EP602 $911,205      98,530  SH          Sole                             98,530
EMC Corp/Mass                    Common   268648102 $210,863      12,070  SH          Sole                             12,070
Exxon Mobil Corp.                Common   30231g102 $1,911,001    28,024  SH          Sole                             28,024
Fastenal Co                      Common   311900104 $865,696      20,790  SH          Sole                             20,790
FPL Group, Inc.                  Common   302571104 $223,957      4,240   SH          Sole                             4,240
General Electric Company         Common   369604103 $1,929,499    127,528 SH          Sole                             127,528
Genuine Parts                    Common   372460105 $1,042,761    27,470  SH          Sole                             27,470
Hewlett-Packard Co               Common   428236103 $702,648      13,641  SH          Sole                             13,641
Home Depot, Inc.                 Common   437076102 $449,804      15,548  SH          Sole                             15,548
Hospira, Inc.                    Common   441060100 $1,075,743    21,093  SH          Sole                             21,093
Intel Corp                       Common   458140100 $461,665      22,630  SH          Sole                             22,630
Intl Business Machines Corp      Common   459200101 $716,077      5,470   SH          Sole                             5,470
iShares Comex Gold Trust         Common   464285105 $1,437,684    13,390  SH          Sole                             13,390
iShares MSCI Canada Index Fund   Common   464286509 $790,295      30,015  SH          Sole                             30,015
iShares MSCI EAFE Index Fund     Common   464287465 $1,565,751    28,324  SH          Sole                             28,324
iShares MSCI Emerging Markets IndCommon   464287234 $1,791,763    43,175  SH          Sole                             43,175
iShares Russell 2000 Index Fund  Common   464287655 $2,108,911    33,775  SH          Sole                             33,775
iShares S&P SmallCap 600 Index FuCommon   464287804 $895,766      16,370  SH          Sole                             16,370
ITT Corporation                  Common   450911102 $1,015,193    20,410  SH          Sole                             20,410
J.P. Morgan Chase & Co.          Common   46625h100 $587,130      14,090  SH          Sole                             14,090
Johnson & Johnson                Common   478160104 $2,910,285    45,183  SH          Sole                             45,183
Kimberly-Clark Corp              Common   494368103 $291,155      4,570   SH          Sole                             4,570
Laboratory CP Amer Hldgs         Common   50540R409 $1,515,360    20,248  SH          Sole                             20,248
Mastercard, Inc.                 Common   57636q104 $857,533      3,350   SH          Sole                             3,350
McDonald's Corp                  Common   580135101 $1,262,225    20,215  SH          Sole                             20,215
Medtronic, Inc.                  Common   585055106 $925,823      21,051  SH          Sole                             21,051
Merck & Co. Inc.                 Common   58933Y105 $287,314      7,863   SH          Sole                             7,863
Microsoft Corp                   Common   594918104 $2,207,179    72,414  SH          Sole                             72,414
Nuance Communications Inc        Common   67020y100 $294,682      18,975  SH          Sole                             18,975
Occidental Petroleum             Common   674599105 $352,463      4,332   SH          Sole                             4,332
Oil Service HOLDRs Trust         Common   678002106 $523,072      4,400   SH          Sole                             4,400
Omnicom Group Inc Com            Common   681919106 $1,171,955    29,935  SH          Sole                             29,935
Paychex, Inc.                    Common   704326107 $260,992      8,518   SH          Sole                             8,518
Pepsi Co Inc                     Common   713448108 $741,456      12,195  SH          Sole                             12,195
Pfizer Inc.                      Common   717081103 $1,428,115    78,511  SH          Sole                             78,511
Procter & Gamble Co              Common   742718109 $2,747,388    45,314  SH          Sole                             45,314
Progress Energy, Inc.            Common   743263105 $380,573      9,280   SH          Sole                             9,280
SPDR Tr Unit Ser 1               Common   78462F103 $1,971,485    17,691  SH          Sole                             17,691
Sysco Corp                       Common   871829107 $211,171      7,558   SH          Sole                             7,558
Tyco International Ltd.          Common   H89128104 $275,343      7,717   SH          Sole                             7,717
United Technologies Corp         Common   913017109 $2,179,543    31,401  SH          Sole                             31,401
Utilities Select Sector SPDR     Common   81369y886 $1,027,848    33,135  SH          Sole                             33,135
Vanguard FTSE All-World Ex-US IndCommon   922042775 $573,472      13,150  SH          Sole                             13,150
Vanguard Small-Cap ETF           Common   922908751 $915,306      15,960  SH          Sole                             15,960
Vanguard Total Stock Market ETF  Common   922908769 $658,402      11,680  SH          Sole                             11,680
Wal-Mart Stores                  Common   931142103 $2,661,757    49,799  SH          Sole                             49,799
Walt Disney Co.                  Common   254687106 $461,917      14,323  SH          Sole                             14,323
Waste Management, Inc.           Common   94106l109 $1,339,383    39,615  SH          Sole                             39,615
Wells Fargo & Co.                Common   949746101 $1,556,783    57,680  SH          Sole                             57,680
Western Union Company            Common   959802109 $683,720      36,271  SH          Sole                             36,271

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